Sales and marketing expenses	9 Months Ended
Sep. 30, 2021
Sales and marketing expenses
Sales and marketing expenses

17.Sales and marketing expenses

	Three months ended		Nine months ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Consulting	$310,738	$60,003	$490,337	$250,173
Marketing	980,351	215,504	2,926,079	344,445
Salaries	1,302,138	250,153	3,137,092	488,902
	$2,593,227	$525,660	$6,553,508	$1,083,520